Taxation - Additional Information (Details)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Tax Expense Benefits [Line Items]
Effective tax rate (percentage)	26.90%	23.50%
Forecast
Income Tax Expense Benefits [Line Items]
Effective tax rate (percentage)	26.90%	25.70%